Commitment and Contingencies	9 Months Ended
Sep. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Note 9 – Commitment and Contingencies

Third Party Consulting/Service Agreements

Graphic Design Service Agreement with Flint

On May 1, 2015, the Company entered into a graphic design service agreement with Flint (the "Consultant") for a period of one year starting on May 1, 2015. Under the Agreement, the Company engaged the Consultant as an independent contractor to provide graphic design services. The Company will compensate the Consultant $16,000 per month.

For the interim period ended September 30, 2015 the Company recorded $39,000 in cost of revenue under this Agreement.

Consulting Agreement with 2 Doors Management

Prior to May 5, 2015, 2 Doors Management provided certain consulting services to the Company on as needed basis without a written agreement.

On May 5, 2015, the Company entered into a consulting agreement with 2 Doors Management (the "Consultant") for a minimum period of 12 months starting on May 5, 2015. Under the Agreement, the Company engaged the Consultant as an independent contractor to develop venue partnerships, artists' onboard strategy, and facilitate recording of live shows on an ongoing basis. The Company will compensate the Consultant $17,500 per month for a 12 month period plus a monthly invoice paid out to the film crew at $1,500 per show.

The agreement was terminated and the Company recorded $15,994 in the cost of revenue for the interim period ended September 30, 2015.

Advisory Agreement - Einzig

On September 10, 2015, the Company entered into an Advisory Agreement with Steve Einzig, the Founder, President and CEO of BookingEntertainment.com.

The Advisory Agreement is effective September 10, 2015 and has a term of One (1) Year, during which Mr. Einzig will work directly with the Directors and Officers of the Company on a strategic level, while leveraging his skills, expertise, experience and abilities in the music and entertainment business.

Under the terms of the Advisory Agreement, VNUE will compensate Mr. Einzig in the amount of Fifty Thousand Dollars ($50,000) worth of the Company’s common stock as payment in full for services rendered during the Term. The number of common stock shares awarded to Mr. Einzig shall be determined by using the closing price published by OTCMarkets.com on the final trading day during the Term of the Agreement.

The Company did not record any consulting fees under this agreement for the interim period ended September 30, 2015.

Promotion Agreement - BookingEntertainment.com

On September 10, 2015, the Company entered into a Promotion Agreement with BookingEntertainment.com for a term of One (1) Year to secure contracts with Thirty (30) live music venues.

Under the terms of the Promotion Agreement, the Company shall pay BookingEntertainment.com Two Thousand Five Hundred Dollars ($2,500) for each One (1) Year contract secured per venue and Five Thousand Dollars ($5,000) for each Two (2) Year contract secured per venue, with payment due to the Promoter within Thirty (30) Days from the date on which each such contract is countersigned.

The Promotion Agreement also compensates BookingEntertainment.com through the issuance of the Company’s common stock under a series of performance benchmarks outlined in Section 2. Under such performance benchmarks, BookingEntertainment.com will earn a total of Three Million (3,000,000) shares of the Company’s common stock for securing contracts with the Thirty (30) live music venues. In addition, if Ten (10) of those venues sign contracts before January 16, 2016, BookingEntertainment.com shall receive a bonus of Three Hundred Thousand (300,000) shares of the Company’s common stock.

BookingEntertainment.com did not achieve any of the performance benchmarks specified in the agreement for the interim period ended September 30, 2015.

Employment Agreements

Christopher Nocera, CIO

On June 24, 2015, the Company entered into an Executive Employment Agreement with Dr. Christopher Nocera, who will serve as the Company’s Chief Information Officer with the following key terms and conditions:

Term

The employment shall commence on the date of signing ("Commencement Date") and continue until the 1st anniversary of the Commencement Date.

Compensation

As compensation for the services to be rendered by the Executive, the Company shall pay the Executive at an annual base salary rate of Ninety-Five Thousand Dollars ($95,000) per year. Beginning on the first anniversary of the date of the initial salary increase and continuing on each anniversary of the increase date, Base Salary shall be increased by an amount no less than five percent (5%) times the Base Salary then in effect, plus any additional amount determined by the Company’s Board of Directors.

Payment upon Change in Control

In the event that the Company undergoes a Change of Control during the Employment Term or any Renewal Term, the Company will pay the Executive an amount that, after subtracting there from the federal and state income and payroll withholding taxes that would be assessed thereon, would be equal to one (l) times her then current Base Salary, regardless of whether the Executive remains employed by the Company.

Compensation Recorded

The Company recorded $25,507 of salary and compensation under this Agreement for the interim period ended September 30, 2015.

Alex Yuryev, Senior Engineer

On July 23, 2015, the Company entered into an Executive Employment Agreement with Alex Yuryev, who will serve as the Company’s Senior Engineer with the following key terms and conditions:

Term

The employment shall commence on the date of signing ("Commencement Date") and continue until the 1st anniversary of the Commencement Date.

Compensation

As compensation for the services to be rendered by the Executive hereunder, the Company shall pay the Executive at an annual base salary (the “Base Salary”) rate of One Hundred Ten Thousand Dollars ($110,000) per year. Beginning on the first anniversary of the date of the initial salary increase and continuing on each anniversary of the increase date, Base Salary shall be increased by an amount no less than five percent (5%) times the Base Salary then in effect, plus any additional amount determined by the Company’s Board of Directors.

In addition to salary, the Executive shall receive Twenty-Five Thousand (25,000) shares of common stock for each quarter of employment. Upon first anniversary of employment, the Executive shall be eligible to receive an additional Fifty Thousand (50,000) share of restricted common stock at the discretion of the Company's Board of Directors, based on performance.

Payment upon Change in Control

In the event that the Company undergoes a Change of Control during the Employment Term or any Renewal Term, the Company will pay the Executive an amount that, after subtracting there from the federal and state income and payroll withholding taxes that would be assessed thereon, would be equal to one (l) times her then current Base Salary, regardless of whether the Executive remains employed by the Company.

Compensation Recorded

(i) Salary compensation: The Company recorded $20,794 of salary and compensation under this Agreement for the interim period ended September 30, 2015.

(ii) Shares-based compensation: Since the term is finite (one year) and the Employment Agreement specified the rewards will be issued on specific tranches, then it is akin to graded vesting and the measurement date would be the date of grant (i.e. July 23, 2015) for all the instruments. The Company valued the 100,000 aggregate shares of its common stock to be issued on a quarterly basis on the date of grant at its most recent PPM price, or $2,747 and the compensation cost were recognized ratably over the requisite service period.

Peter W. Slavish, Chief Content Officer

On September 8, 2015, the Company entered into an Executive Employment Agreement with Peter W. Slavish, who will serve as the Company’s Chief Content Officer with the following key terms and conditions:

Term

The employment shall commence on the date of signing ("Commencement Date") and continue until the 1st anniversary of the Commencement Date.

Compensation

As compensation for the services to be rendered by the Executive hereunder, the Company shall pay the Executive at an annual base salary (the “Base Salary”) rate of One Hundred Ten Thousand Dollars ($95,000) per year. Beginning on the first anniversary of the date of the initial salary increase and continuing on each anniversary of the increase date, Base Salary shall be increased by an amount no less than five percent (5%) times the Base Salary then in effect, plus any additional amount determined by the Company’s Board of Directors.

The Executive shall be entitled to one million (1,000,000) shares of restricted common stock upon signing of the agreement.

Payment upon Change in Control

In the event that the Company undergoes a Change of Control during the Employment Term or any Renewal Term, the Company will pay the Executive an amount that, after subtracting there from the federal and state income and payroll withholding taxes that would be assessed thereon, would be equal to one (l) times her then current Base Salary, regardless of whether the Executive remains employed by the Company.

Compensation Recorded

(i) Salary compensation: The Company recorded $5,726 of salary and compensation under this Agreement for the interim period ended September 30, 2015.

(ii) Share-based compensation: The Company valued the 1,000,000 shares of its common stock on the date of grant at its most recent PPM price, or $27,474 and recorded this amount as salary and compensation upon execution of this agreement.

Litigation

Litigation - Hughes Media Law Group, Inc.

On December 11, 2015, Hughes Media Law Group, Inc. ("HLMG") filed a lawsuit against VNUE, Inc. in the Superior Court of King County, Washington, under case number 15-2-30108-0. HMLG claims damages of $130,552.78 for unpaid legal fees HMLG alleges are owed pursuant to an April 4, 2014 agreement with VNUE Washington, for legal work performed by HMLG for VNUE Washington prior to the Merger. The Complaint sets forth no legal basis for a lawsuit against VNUE, Inc. (Nevada) and does not, in fact, sue VNUE Washington, HMLG’s former client. The Company believes that VNUE, Inc. (Nevada) is not the proper party for this lawsuit, and reserves all available defenses and counterclaims. Under Washington Superior Court rules, VNUE, Inc. (Nevada) if service of process takes place outside of Washington, a defendant has Sixty (60) days from the date on which it was served the Complaint, to file a response setting forth its defenses. The Company plans to defend the lawsuit and is consulting with Washington litigation counsel in preparation for filing a response.